PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	2026	2025
Lab, office and computer equipment	$1,434,195	$2,685,999
Furniture and fixtures	29,249	44,117
Leasehold improvements	24,681	36,942
Computer software	—	25,824
	1,488,125	2,792,882
Less: accumulated depreciation	(1,210,189)	(2,448,768)
Total property and equipment, net	$277,936	$344,114

	2025	2024
Lab, office and computer equipment	2,685,999	2,635,671
Furniture and fixtures	44,117	44,117
Leasehold improvements	36,942	36,942
Computer software	25,824	25,824
	2,792,882	2,742,554
Less: Accumulated Depreciation	(2,448,768)	(2,129,804)
Total property and equipment, net	$344,114	$612,750